Warrants (Details Narrative) - $ / shares	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intrinsic value exercise price			$ 1,806,000
Series A Shareholders [Member]
Number of share warrants granted to issue	2,303,861
Private Placement [Member] | Consultant [Member]
Number of share warrants granted to issue	416,199